RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

17. RESTRICTED NET ASSETS

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its PRC subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiary only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s PRC subsidiary.

In accordance with the company law of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the Board of Directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Group’s PRC subsidiary was established as domestic invested enterprise and therefore is subject to the abovementioned restrictions on distributable profits.

As of December 31, 2024 and 2025, the total restricted net assets of the Company’s subsidiary incorporated in PRC and subjected to restriction amounted to approximately US$1,860,667 for both years. Other subsidiaries are not subjected to such restriction.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends, as general reserve fund, the Group’s PRC subsidiary is restricted in their ability to transfer a portion of their net assets to the Group.

Foreign exchange and other regulations in the PRC further restrict the Group’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of December 31, 2025, the net asset base for purposes of calculating the proportionate share of restricted net assets of consolidated subsidiaries was US$1,860,667 from the PRC subsidiary. As the restricted net assets of consolidated subsidiaries did not exceed 25% of consolidated net assets as of the most recent fiscal year end, the Group was not required to provide parent company financial information.